Other (Income) Loss, Net	12 Months Ended
Dec. 31, 2017
Other Gains Losses [Abstract]
Other (Income) Loss, Net

9. OTHER (INCOME) LOSS, NET

As at December 31, 2016, due to the Government of Canada’s decision to reject the Northern Gateway Pipeline project, the Company wrote off $23 million of capitalized costs associated with its funding support unit in Northern Gateway Pipeline. In addition, $7 million of costs associated with termination were recorded and $7 million (2015 – $nil) of certain investments in private equity companies were written off.